Document Information	12 Months Ended
Jun. 30, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001023514
Registrant Name	HARMONY GOLD MINING CO LTD
Period End Date	Jun. 30, 2024
Reporting Currency	ZAR